Disposals of subsidiaries (Tables) - Disposals of subsidiaries	12 Months Ended
Dec. 31, 2020
Beijing Aomei
Disposals of subsidiaries
Schedule of net assets of subsidiary disposed of and their financial impacts

On 11 January 2018, the Group disposed its entire interest in Beijing Aomei to an individual third party. Details of the net assets of Beijing Aomei disposed of and their financial impacts are summarised as follows:

RMB’000

Net assets disposed of:
Property, plant and equipment	2,273
Intangible assets	19
Goodwill	572
Deferred income tax assets	1,273
Inventory	691
Trade receivables	79
Other receivables, deposits and prepayments	778
Current income tax recoverable	18
Cash and cash equivalents	2,273
Trade payables	(257)
Accruals, other payables and provisions	(2,733)
Non-controlling interests	85
Net assets of subsidiary	5,071
Loss on disposal of subsidiary	(191)
Cash consideration	4,880

Schedule of analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Beijing Aomei is as follows:

2018
RMB’000
Cash received during 2018	3,200
Cash and cash equivalents disposed of	(2,273)
Net cash inflow in respect of disposal of Beijing Aomei	927

Yantai Pengai
Disposals of subsidiaries
Schedule of net assets of subsidiary disposed of and their financial impacts

In January 2019, the Group disposed of its entire equity interest in Yantai Pengai to an individual third party. Details of the net assets of Yantai Pengai disposed of and their financial impacts are summarised as follows:

RMB’000

Net assets disposed of:
Property, plant and equipment	10,540
Goodwill	367
Inventories	157
Trade and other receivables	5,891
Cash and cash equivalents	241
Income tax payable	(271)
Trade payables and other payables	(1,834)
Accruals, other payables and provisions	(4,683)
Contract liabilities	(133)
Lease liabilities	(8,079)
Non-controlling interests	(609)
Net assets of subsidiary	1,587
Gain on disposal of subsidiary	3,301
Cash consideration	4,888

Schedule of analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Yantai Pengai is as follows:

2018
RMB’000

Cash received	3,160
Cash and cash equivalents disposed of	(241)
Net cash inflow in respect of disposal of Yantai Pengai	2,919

Baotou Pengai
Disposals of subsidiaries
Schedule of net assets of subsidiary disposed of and their financial impacts

RMB’000
Net assets disposed of:
Property, plant and equipment	7,191
Intangible assets	16
Deferred tax assets	182
Inventory	236
Other receivables	682
Current income tax recoverable	14
Cash and cash equivalents	1,465
Trade and other payables	(5,560)
Contract liabilities	(17)
Lease liabilities	(367)
Non-controlling interests	(1,932)
Net assets of subsidiary	1,910
Loss on disposal of subsidiary	(261)
1,649
Satisfied by:
Cash consideration	150
Fair value of the equity interest in an associate at the acquisition date	1,499
Total consideration	1,649

Schedule of analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Baotou Pengai is as follows:

2019
RMB’000

Cash received	150
Cash and cash equivalents disposed of	(1,465)
Net cash outflow in respect of disposal of Baotou Pengai	(1,315)

Yinchuanshi Pengai
Disposals of subsidiaries
Schedule of net assets of subsidiary disposed of and their financial impacts

RMB’000
Net assets disposed of:
Property, plant and equipment	3,910
Intangible assets	17
Deferred tax assets	175
Inventories	66
Trade and other receivables	97
Cash and cash equivalents	1
Income tax receivables	75
Trade payables and other payables	(263)
Contract liabilities	(12)
Lease liabilities	(1,896)
Non-controlling interests	(618)
Net assets of subsidiary	1,552
Loss on disposal of subsidiary	(729)
Cash consideration	823

Schedule of analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Yinchuanshi Pengai is as follows:

2020
RMB’000
Cash received	823
Cash and cash equivalents disposed of	(1)
Net cash inflow in respect of disposal of Yinchuanshi Pengai	822

Guangdong Hanfei
Disposals of subsidiaries
Schedule of net assets of subsidiary disposed of and their financial impacts

RMB’000
Net assets disposed of:
Property, plant and equipment	165,711
Intangible assets	58,541
Goodwill	102,971
Deferred tax assets	575
Inventories	9,472
Trade and other receivables	57,249
Cash and cash equivalents	828
Income tax payables	(11,464)
Trade payables and other payables	(90,143)
Borrowings	(4,705)
Contract liabilities	(7,477)
Lease liabilities	(132,385)
Non-controlling interests	(27,961)
Net assets of subsidiary	121,212
Loss on disposal of subsidiary	(55,387)

Consideration	65,825

Satisfied by:
Cash consideration (Note (i))	61,000
Settlement of pre-existing balances (Note (ii))	4,825

65,825

Schedule of analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary

2020
RMB’000
Cash received (Note (i))	20,000
Cash and cash equivalents disposed of	(828)
Net cash inflow in respect of disposal of Guangdong Hanfei	19,172